CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Mar. 31, 2017	$ 23,000	$ 17,531	$ 24,181,029	$ (23,388,534)	$ 833,026
Beginning Balance (Shares) at Mar. 31, 2017	23,000,000	17,532,451
Retirement of Preferred A stock	$ (20,000)				(20,000)
Retirement of Preferred A stock (Shares)	(20,000,000)
Conversion of Preferred C stock to common stock	$ (1,500)	$ 1,500		(1,500)	(1,500)
Conversion of Preferred C stock to common stock (Shares)	(1,500,000)	1,500,000
Issuance of Preferred D stock	$ 3,000				3,000
Issuance of Preferred D stock (Shares)	3,000,000
Settlement with related parties	$ 800	$ 1,400	1,718,795		1,720,995
Settlement with related parties (Shares)	800,000	1,400,000
Beneficial conversion feature on convertible note			295,000		295,000
Conversion of note payable to common stock		$ 515	514,068		514,583
Conversion of note payable to common stock (Shares)		514,853
Shares issued for services		$ 1,023	1,301,792		1,302,815
Shares issued for services (Shares)		1,023,024
Warrant exercises		$ 3,900	1,946,100		1,950,000
Warrant exercises (Shares)		3,900,000
Stock Option expense			549,602		$ 549,602
Stock Option exercises		$ 121	(121)
Stock Option exercises (Shares)		121,018			181,000
Net (loss)				(6,687,280)	$ (6,687,280)
Ending Balance at Mar. 31, 2018	$ 5,300	$ 25,990	30,506,265	(30,077,314)	460,241
Ending Balance (Shares) at Mar. 31, 2018	5,300,000	25,991,346
Shares issued in connection with offerings		$ 5,132	3,843,668		3,848,800
Number of shares issued in consideration for Merger		5,131,665
Net (loss)				(1,093,584)	(1,093,584)
Ending Balance at Jun. 30, 2018	$ 5,300	$ 31,122	34,349,933	(31,170,898)	3,215,457
Ending Balance (Shares) at Jun. 30, 2018	5,300,000	31,123,011
Beginning Balance at Mar. 31, 2018	$ 5,300	$ 25,990	30,506,265	(30,077,314)	460,241
Beginning Balance (Shares) at Mar. 31, 2018	5,300,000	25,991,346
Net (loss)					(2,025,718)
Ending Balance at Sep. 30, 2018	$ 5,300	$ 32,742	37,586,341	(32,103,032)	5,521,351
Ending Balance (Shares) at Sep. 30, 2018	5,300,000	32,742,958
Beginning Balance at Mar. 31, 2018	$ 5,300	$ 25,990	30,506,265	(30,077,314)	460,241
Beginning Balance (Shares) at Mar. 31, 2018	5,300,000	25,991,346
Shares issued in connection with offerings		$ 11,352	17,227,077		$ 17,238,429
Number of shares issued in consideration for Merger		11,351,612			700,000
Warrant exercises		$ 2,091	1,880,257		$ 1,882,348
Warrant exercises (Shares)		2,091,497
Stock Option expense			393,460		$ 393,460
Stock Option exercises		$ 140	(140)
Stock Option exercises (Shares)		139,057			161,100
Net (loss)				(8,617,565)	$ (8,617,565)
Ending Balance at Mar. 31, 2019	$ 5,300	$ 39,573	50,006,919	(38,694,879)	11,356,913
Ending Balance (Shares) at Mar. 31, 2019	5,300,000	39,573,512
Beginning Balance at Jun. 30, 2018	$ 5,300	$ 31,122	34,349,933	(31,170,898)	3,215,457
Beginning Balance (Shares) at Jun. 30, 2018	5,300,000	31,123,011
Shares issued in connection with offerings		$ 1,620	3,236,408		3,238,028
Number of shares issued in consideration for Merger		1,619,947
Net (loss)				(932,134)	(932,134)
Ending Balance at Sep. 30, 2018	$ 5,300	$ 32,742	37,586,341	(32,103,032)	5,521,351
Ending Balance (Shares) at Sep. 30, 2018	5,300,000	32,742,958
Beginning Balance at Mar. 31, 2019	$ 5,300	$ 39,573	50,006,919	(38,694,879)	11,356,913
Beginning Balance (Shares) at Mar. 31, 2019	5,300,000	39,573,512
Warrant exercises		$ 1,774	1,178,712		1,180,486
Warrant exercises (Shares)		1,774,000
Stock Option exercises			1,103,740		1,103,740
Net (loss)				(5,056,188)	(5,056,188)
Ending Balance at Jun. 30, 2019	$ 5,300	$ 41,347	52,289,371	(43,751,067)	8,584,951
Ending Balance (Shares) at Jun. 30, 2019	5,300,000	41,347,512
Beginning Balance at Mar. 31, 2019	$ 5,300	$ 39,573	50,006,919	(38,694,879)	11,356,913
Beginning Balance (Shares) at Mar. 31, 2019	5,300,000	39,573,512
Stock option expense					1,266,345
Net (loss)					(7,981,145)
Ending Balance at Sep. 30, 2019	$ 5,300	$ 43,685	53,769,638	(46,676,024)	7,142,599
Ending Balance (Shares) at Sep. 30, 2019	5,300,000	43,685,592
Beginning Balance at Jun. 30, 2019	$ 5,300	$ 41,347	52,289,371	(43,751,067)	8,584,951
Beginning Balance (Shares) at Jun. 30, 2019	5,300,000	41,347,512
Warrant exercises		$ 2,200	1,317,800		1,320,000
Warrant exercises (Shares)		2,200,000
Stock Option exercises		$ 138	(138)
Stock option expense			162,605		162,605
Stock Option exercises (Shares)		138,080
Net (loss)				(2,924,957)	(2,924,957)
Ending Balance at Sep. 30, 2019	$ 5,300	$ 43,685	$ 53,769,638	$ (46,676,024)	$ 7,142,599
Ending Balance (Shares) at Sep. 30, 2019	5,300,000	43,685,592